Financial and capital management - Market Risk Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Nov. 14, 2023 CAD ($)	Aug. 11, 2023 CAD ($)	May 11, 2023 CAD ($)	May 11, 2023 USD ($)	Feb. 09, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Feb. 11, 2022 CAD ($)	Feb. 11, 2022 USD ($)
Disclosure of detailed information about hedged items [line items]
Early debt redemption costs	$ (1)		$ (18)
Net mark-to-market losses on derivatives used to economically hedge equity settled share-based compensation plans	(103)		(53)
Preferred shares
Disclosure of detailed information about hedged items [line items]
STATED CAPITAL	$ 3,667		3,870
Series US-8 Notes
Disclosure of detailed information about hedged items [line items]
Notional amount								$ 1,138	$ 850
Series US-7 Notes
Disclosure of detailed information about hedged items [line items]
Notional amount												$ 954	$ 750
Series M-62 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount						$ 700
Series M-57 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount						$ 300
Series M-59 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount										$ 450
Series M-61 Medium Term Note Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount							$ 400
Currency risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	10.00%				10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on equity	$ 5
Currency risk | Series US-8 Notes
Disclosure of detailed information about hedged items [line items]
FAIR VALUE	37
Currency risk | Series US-7 Notes
Disclosure of detailed information about hedged items [line items]
FAIR VALUE	132		46
Currency risk | Top of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	28
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on equity	124
Currency risk | Bottom of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	(100)
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on equity	$ (123)
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	1.00%				1.00%
Interest rate risk | Preferred shares
Disclosure of detailed information about hedged items [line items]
STATED CAPITAL			582
Interest rate risk | Bottom of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	$ 26
Equity price risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	5.00%				5.00%
Reasonably possible change in risk variable impact on net earnings	$ 29
Net mark-to-market losses on derivatives used to economically hedge equity settled share-based compensation plans	(103)		53
Interest rate swap contract | Currency risk | Series US-7 Notes
Disclosure of detailed information about hedged items [line items]
Notional amount			127
Interest rate swap contract | Currency risk | Maturing in 2033 | Series US-8 Notes
Disclosure of detailed information about hedged items [line items]
Notional amount	1,138				$ 850
Interest rate swap contract | Currency risk | Maturing in 2052 | Series US-7 Notes
Disclosure of detailed information about hedged items [line items]
Notional amount			954								$ 750
Interest rate swap contract | Interest rate risk | Series M-53 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount, swaptions unexercised			500
Financial instruments designated as hedging instruments, at fair value	4		14
Interest rate swap contract | Interest rate risk | Series M-52 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount	125
Financial assets, at fair value	12
Interest rate swap contract | Interest rate risk | Series M-57 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount	375
Financial assets, at fair value	24
Interest rate swap contract | Interest rate risk | Maturing in 2027 | Series M-53 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount	125
Interest rate swap contract | Interest rate risk | Maturing in 2030 | Series M-52 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount	375
Interest rate swap contract | Interest rate risk | Maturing in 2032 | Series M-57 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount	125
Interest rate swap contract | Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	491				360
Financial assets, at fair value	15
Interest Rate Swaptions | Series M-53 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount	250
Interest Rate Swaptions | Interest rate risk | Series M-53 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount	425		1,000
Notional amount, swaptions exercised			500
Early debt redemption costs	4		(7)
Interest Rate Swaptions | Interest rate risk | Series M-52 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount	375
Early debt redemption costs	1
Interest Rate Swaptions | Interest rate risk | Series M-57 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount	125
Early debt redemption costs	2
Forward Starting Interest Rate Swap | Maturing in 2029 | Series M-62 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount	700
Forward Starting Interest Rate Swap | Interest rate risk | Series M-62 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value	22
Forward Starting Interest Rate Swap | Interest rate risk | Series M-61 Medium Term Note Debentures
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value	48
Forward Starting Interest Rate Swap | Interest rate risk | Maturing In 2053 | Series M-59 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount	125
Forward Starting Interest Rate Swap | Interest rate risk | Maturing In 2053 | Series M-61 Medium Term Note Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount	400
Amortizing Interest Rate Swap | Interest rate risk
Disclosure of detailed information about hedged items [line items]
FAIR VALUE	2
Amortizing Interest Rate Swap | Interest rate risk | Maturing in 2028
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 197
Currency Basis Rate Swap Contract | Interest rate risk
Disclosure of detailed information about hedged items [line items]
FAIR VALUE			33		$ 13
Percentage of possible change in risk variable	0.10%				0.10%
Net mark-to-market losses on derivatives used to economically hedge equity settled share-based compensation plans		$ 20		$ (33)
Reasonably possible change in risk variable impact on net earnings	$ 11
Currency Basis Rate Swap Contract | Interest rate risk | Maturing in 2023
Disclosure of detailed information about hedged items [line items]
Notional amount			638
Currency Basis Rate Swap Contract | Interest rate risk | Maturing in 2024
Disclosure of detailed information about hedged items [line items]
Notional amount	644
Interest Rate Options | Interest rate risk | Dividend rate reset of preference shares
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	0		1
Forward contract | Equity price risk
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	$ 162		$ 48